Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
BORROWINGS
19.	BORROWINGS

Borrowings consist of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Promissory note (a)	14,990	14,907
August 2024 convertible senior notes (b)	2,783	32,503
November 2024 convertible senior notes (c)	172,956	160,717
June 2025 convertible senior notes (d)	151,947	-
Bank loans	17,483	-
Total	360,159	208,127

Current	359,684	208,127
Non-current	475	-
Total	360,159	208,127

For the six months ended June 30, 2025 and 2024, the interest arising from borrowings including the interest capitalized to property, plant and equipment was approximately US$31.2 million and US$1.2 million, respectively.

(a)	Promissory note

The Group issued a US$30.0 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer Technologies Holding Company at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. In July 2023, the Group repaid US$7.0 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization effectuated in April 2023, the shares convertible under the promissory note was changed from the ordinary shares of Bitdeer Technologies Holding Company to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. The extension of the maturity date is accounted for as a debt modification, and a gain from modification of approximately US$481,000 was recognized in earnings. In 2024, the holder of promissory note converted principal amount of US$8.0 million for 1,086,070 Class A ordinary shares. The unamortized discount as of June 30, 2025 and December 31, 2024 was approximately US$10,000 and US$93,000, respectively.

(b)	August 2024 convertible senior notes

In August 2024, the Group issued US$172.5 million in aggregate principal amount of 8.5% Convertible Senior Notes due 2029 (the “August 2024 convertible senior notes”). The August 2024 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The August 2024 convertible senior notes accrue interest at a rate of 8.5% per annum, payable semi-annually in arrears on February 15 and August 15 of each year, beginning on February 15, 2025. The August 2024 convertible senior notes will mature on August 15, 2029, unless earlier repurchased, redeemed or converted. At any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their August 2024 convertible senior notes at their option. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The conversion rate is initially 117.0207 Class A ordinary shares per US$1,000 principal amount of August 2024 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the interest make-whole conversion rate adjustment, or conversion upon a make-whole fundamental change, as defined in the agreement of the August 2024 convertible senior notes.

Under the interest make-whole conversion rate adjustment, the holders of the August 2024 convertible senior notes are able to convert at any time during the period from, and including, the date that is six months after the last date of original issuance of the notes until the close of business on the business day immediately preceding August 1, 2027 (other than a conversion in connection with a make-whole fundamental change or a cleanup redemption or a tax redemption). During the period, the Group will increase the conversion rate per US$1,000 principal amount of notes to be converted by a number of additional Class A ordinary shares.

The Group is able to call for redemption of the August 2024 convertible senior notes based on the terms and conditions specified in the agreement of the August 2024 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the August 2024 convertible senior notes, holders may require the Group to repurchase their August 2024 convertible senior notes at a cash repurchase price equal to the principal amount of the August 2024 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the August 2024 convertible senior notes met the criteria to be separated from the host contract and recognized separately at fair value. The total proceeds received were first allocated to the fair value of the derivative liability, and the remaining proceeds allocated to the host. The host is subsequently measured using the effective interest method, and the derivative liability is measured at fair value, with changes in fair value recorded in profit or loss. The borrowings and associated derivative liabilities arising from the August 2024 convertible senior notes are classified as current liabilities as of June 30, 2025 and December 31, 2024.

Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the August 2024 convertible senior notes.

During the six months ended June 30, 2025, there were 2 types of settlements of the August 2024 convertible senior notes:

-	The holders of the August 2024 convertible senior notes with aggregate principal amount of approximately US$14.4 million have converted their notes, in accordance with the terms specified in the August 2024 convertible senior notes, into 1,968,760 of the Group’s Class A ordinary shares, with no cash consideration.

-	The holders of the August 2024 convertible senior notes with aggregate principal amount of approximately US$75.7 million have exchanged their notes into 8,093,427 of the Group’s Class A ordinary shares and cash consideration of US$36.1 million, which included accrued interest. The exchange of notes was accounted as an extinguishment of the August 2024 convertible senior notes and resulted in a loss on extinguishment of convertible notes of US$16.2 million.

The following table reconciles the carrying value of the August 2024 convertible senior notes as of June 30, 2025 and December 31, 2024:

In thousands of USD
Proceeds from issuance of convertible notes	172,500
Less: transaction costs	(6,204)
Less: fair value of embedded derivative	(112,205)
Carrying value of convertible notes at inception	54,091
Amortized debt discount	2,902
Debt extinguishment	(24,490)
At December 31, 2024	32,503
Amortized debt discount	2,627
Debt extinguishment	(32,347)
At June 30, 2025	2,783

As of June 30, 2025 and December 31, 2024, the unamortized debt discount was US$4.9 million and US$65.2 million.

(c)	November 2024 convertible senior notes

In November 2024, the Group issued US$400.0 million in aggregate principal amount of 5.25% Convertible Senior Notes due 2029 (the “November 2024 convertible senior notes”). The November 2024 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including the August 2024 convertible senior notes, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The November 2024 convertible senior notes accrue interest at a rate of 5.25% per annum, payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2025. The November 2024 convertible senior notes will mature on December 1, 2029, unless earlier repurchased, redeemed or converted. Holders may convert their November 2024 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the November 2024 convertible senior notes, or any time after September 1, 2029, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 62.7126 Class A ordinary shares per US$1,000 principal amount of November 2024 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the November 2024 convertible senior notes.

On December 6, 2027 (the “specified repurchase date”), the holders of the November 2024 convertible senior notes may require the Group to repurchase all or a portion of their notes for cash, in principal amount of US$1,000 or any integral multiple thereof. The repurchase price will be equal to 100% of the principal amount of the notes being repurchased, plus accrued and unpaid interest up to, but excluding, the specified repurchase date.

The Group is able to call for redemption of the November 2024 convertible senior notes based on the terms and conditions specified in the agreement of the November 2024 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the November 2024 convertible senior notes, holders may require the Group to repurchase their November 2024 convertible senior notes at a cash repurchase price equal to the principal amount of the November 2024 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the November 2024 convertible senior notes met the criteria to be separated from the host contract and recognized separately at fair value. The total proceeds received were first allocated to the fair value of the derivative liability, and the remaining proceeds allocated to the host. The host is subsequently measured using the effective interest method, and the derivative liability is measured at fair value, with changes in fair value recorded in profit or loss. The borrowings and associated derivative liabilities arising from the November 2024 convertible senior notes are classified as current liabilities as of June 30, 2025 and December 31, 2024.

Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the November 2024 convertible senior notes.

The following table reconciles the carrying value of the November 2024 convertible senior notes as of June 30, 2025 and December 31, 2024:

In thousands of USD
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(13,214)
Less: fair value of embedded derivative	(228,298)
Carrying value of convertible notes at inception	158,488
Amortized debt discount	2,229
At December 31, 2024	160,717
Amortized debt discount	12,239
At June 30, 2025	172,956

As of June 30, 2025 and December 31, 2024, the unamortized debt discount was US$227.0 million and US$239.3 million.

(d)	June 2025 convertible senior notes

In June 2025, the Group issued US$375.0 million in aggregate principal amount of 4.875% Convertible Senior Notes due 2031 (the “June 2025 convertible senior notes”). The June 2025 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including the August 2024 convertible senior notes and November 2024 convertible senior notes, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The June 2025 convertible senior notes accrue interest at a rate of 4.875% per annum, payable semi-annually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The June 2025 convertible senior notes will mature on July 1, 2031, unless earlier repurchased, redeemed or converted. Holders may convert their June 2025 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the June 2025 convertible senior notes, or any time after April 1, 2031, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 62.9921 Class A ordinary shares per US$1,000 principal amount of June 2025 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the June 2025 convertible senior notes.

On July 6, 2029 (the “specified repurchase date”), the holders of the June 2025 convertible senior notes may require the Group to repurchase all or a portion of their notes for cash, in principal amount of US$1,000 or any integral multiple thereof. The repurchase price will be equal to 100% of the principal amount of the notes being repurchased, plus accrued and unpaid interest up to, but excluding, the specified repurchase date.

The Group is able to call for redemption of the June 2025 convertible senior notes based on the terms and conditions specified in the agreement of the June 2025 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the June 2025 convertible senior notes, holders may require the Group to repurchase their June 2025 convertible senior notes at a cash repurchase price equal to the principal amount of the June 2025 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the June 2025 convertible senior notes met the criteria to be separated from the host contract and recognized separately at fair value. The total proceeds received were first allocated to the fair value of the derivative liability, and the remaining proceeds allocated to the host. The host is subsequently measured using the effective interest method, and the derivative liability is measured at fair value, with changes in fair value recorded in profit or loss. The borrowings and associated derivative liabilities arising from the June 2025 convertible senior notes are classified as current liabilities as of June 30, 2025.

Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the June 2025 convertible senior notes.

The following table reconciles the carrying value of the June 2025 convertible senior notes as of June 30, 2025:

In thousands of USD
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,403)
Less: fair value of embedded derivative (see Note 20)	(212,026)
Carrying value of convertible notes at inception	151,571
Amortized debt discount	376
At June 30, 2025	151,947

As of June 30, 2025, the unamortized debt discount was US$223.0 million.